Financial instruments by category	6 Months Ended
Jun. 30, 2023
Financial Instruments by Category [Abstract]
Financial instruments by category
10.
Financial instruments by category

The detail information of financial instruments by category during the year ended December 31, 2022 and during the six months ended June 30, 2023 is as below:

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Assets as per statement of financial position
Financial assets measured at fair value:
—Financial assets at fair value through profit or loss	11,753	16,275
—Financial assets at fair value through other comprehensive income	129,060	107,444
	140,813	123,719
Financial assets measured at amortized costs:
—Trade receivables	130,004	181,720
—Financial assets including in other receivables, prepayments and deposits	24,028	127,115
—Other financial assets	—	101,161
—Cash and cash equivalents	513,351	516,541
Total	808,196	1,050,256

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Liabilities as per statement of financial position
Financial liabilities measured at amortized cost:
— Interest-bearing bank borrowings	503,155	727,090
— Trade payables	49,239	114,763
— Financial liabilities including in other payables and accruals	21,282	45,484
— Lease liabilities	16,180	17,304
Total	589,856	904,641